Sound Enhanced Fixed Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 10.6%			Shares	Value
Financial Services - 0.9%
Blackstone Secured Lending Fund(a)			14,280	$357,143

Real Estate - 9.7%
Alpine Income Property Trust, Inc. - REIT(a)			23,432	455,987
American Tower Corp. - REIT			889	156,197
CareTrust REIT, Inc. - REIT(a)			11,748	457,584
Gaming and Leisure Properties, Inc. - REIT			2,815	118,427
National Health Investors, Inc. - REIT			2,924	207,926
NNN REIT, Inc. - REIT			6,829	308,671
Omega Healthcare Investors, Inc. - REIT			6,428	293,888
Realty Income Corp. - REIT(a)			8,157	499,861
Sabra Health Care REIT, Inc. - REIT			7,965	162,406
Simon Property Group, Inc. - REIT			2,770	588,126
VICI Properties, Inc. - REIT			18,761	481,220
				3,730,293

TOTAL COMMON STOCKS (Cost $3,887,481)				4,087,436

CORPORATE BONDS - 37.2%	Coupon	Maturity Date	Principal Amount	Value
Advertising & Marketing - 2.0%
Omnicom Group, Inc. (Callable 03/02/2036)(a)	5.30%	06/02/2036	$801,000	763,781

Cable & Satellite - 2.0%
Comcast Corp. (Callable 04/15/2038)	4.60%	10/15/2038	869,000	757,338

Chemicals - 1.1%
Celanese US Holdings LLC (Callable 04/15/2032)	6.63%	07/15/2032	150,000	157,175
Huntsman International LLC (Callable 07/15/2034)	5.70%	10/15/2034	273,000	253,951
				411,126

Exploration & Production - 2.8%
Apache Corp. (Callable 03/01/2040)	5.10%	09/01/2040	869,000	770,027
Murphy Oil Corp. (Callable 10/01/2027)(a)	6.00%	10/01/2032	297,000	296,736
				1,066,763

Financial Services - 2.0%
HA Sustainable Infrastructure Capital, Inc. (Callable 12/15/2035)	6.00%	03/15/2036	773,000	752,989

Food & Beverage - 2.0%
Kraft Heinz Foods Co.	5.00%	06/04/2042	871,000	762,435

Hardware - 3.8%
Dell, Inc.	6.50%	04/15/2038	$680,000	$710,156
Hewlett Packard Enterprise Co. (Callable 04/15/2045)	6.35%	10/15/2045	762,000	753,986
				1,464,142

Health Care Facilities & Services - 3.9%
CVS Health Corp. (Callable 06/05/2043)	5.30%	12/05/2043	847,000	763,260
HCA Healthcare, Inc. (Callable 09/15/2041)	4.38%	03/15/2042	914,000	756,601
				1,519,861

Industrial Other - 1.9%
Jacobs Solutions, Inc. (Callable 12/03/2035)	5.38%	03/03/2036	786,000	752,637

Leisure Products Manufacturing - 1.1%
Hasbro, Inc.	6.35%	03/15/2040	400,000	409,710

Pharmaceuticals - 2.0%
Viatris, Inc. (Callable 12/22/2039)	3.85%	06/22/2040	999,000	764,912

Pipeline - 4.0%
Energy Transfer LP (Callable 08/01/2041)	6.50%	02/01/2042	749,000	771,244
Kinder Morgan Energy Partners LP (Callable 02/15/2042)	5.00%	08/15/2042	873,000	774,104
				1,545,348

Refining & Marketing - 0.6%
HF Sinclair Corp. (Callable 10/15/2034)	6.25%	01/15/2035	235,000	240,901

Utilities - 6.0%
Dominion Energy, Inc. (Callable 11/15/2035)	6.20%	02/15/2056	790,000	774,393
Entergy Corp. (Callable 03/15/2036)	6.10%	06/15/2056	787,000	771,966
National Fuel Gas Co. (Callable 02/15/2036)	5.50%	05/15/2036	787,000	765,097
				2,311,456

Wireless Telecommunications Services - 2.0%
AT&T, Inc. (Callable 12/01/2040)	3.50%	06/01/2041	1,031,000	764,205

TOTAL CORPORATE BONDS (Cost $14,553,646)				14,287,604

EXCHANGE TRADED FUNDS - 7.3%			Shares	Value
Invesco Global Ex US High Yield Corporate Bond ETF			17,899	351,477
iShares J.P. Morgan EM High Yield Bond ETF			19,993	804,119
JPMorgan USD Emerging Markets Sovereign Bond ETF			20,295	803,621
VanEck Emerging Markets High Yield Bond ETF			41,806	836,956
				2,796,173

TOTAL EXCHANGE TRADED FUNDS (Cost $2,850,714)				2,796,173

INVESTMENT COMPANIES - 13.9%	Shares	Value
Ares Capital Corp.(a)	42,153	$846,011
Blue Owl Capital Corp.	28,540	329,066
Capital Southwest Corp.(a)	9,434	241,227
Fidus Investment Corp.	7,092	140,422
Golub Capital BDC, Inc.(a)	77,910	1,025,296
Hercules Capital, Inc.(a)	49,866	879,636
PennantPark Floating Rate Capital Ltd.	103,334	773,972
Sixth Street Specialty Lending, Inc.(a)	52,051	981,682
SLR Investment Corp.	10,941	139,388
		5,356,700

TOTAL INVESTMENT COMPANIES (Cost $6,179,874)		5,356,700

PREFERRED STOCKS - 29.7%	Shares	Value
Banks - 4.4%
Truist Financial Corp. Series R, 4.75%, Perpetual	48,633	853,509
Wells Fargo & Co. Series DD, 4.25%, Perpetual	51,788	832,233
		1,685,742

Diversified Banks - 4.4%
Bank of America Corp. Series PP, 4.13%, Perpetual	52,960	851,597
JPMorgan Chase & Co. Series DD, 5.75%, Perpetual	36,872	844,000
		1,695,597

Financial Services - 2.0%
Morgan Stanley Series L, 4.88%, Perpetual	40,722	765,166

Life Insurance - 8.2%
AEGON Funding Co. LLC, 5.10%, 12/15/2049 (Callable 12/15/2026)	39,851	708,152
Equitable Holdings, Inc. Series C, 4.30%, Perpetual	52,105	870,154
MetLife, Inc. Series F, 4.75%, Perpetual	39,677	699,902
Prudential Financial, Inc., 5.95%, 09/01/2062 (Callable 09/01/2027)	39,831	861,545
		3,139,753

Property & Casualty Insurance - 2.3%
American Financial Group, Inc., 5.63%, 06/01/2060 (Callable 10/07/2026)	42,373	878,816

Utilities - 8.4%
CMS Energy Corp., 5.88%, 03/01/2079 (Callable 09/18/2026)	38,642	817,665
DTE Energy Co. Series E, 5.25%, 12/01/2077 (Callable 10/08/2026)	44,306	863,081
NextEra Energy Capital Holdings, Inc. Series N, 5.65%, 03/01/2079 (Callable 10/08/2026)	40,955	854,731

Southern Co. Series 2020, 4.95%, 01/30/2080 (Callable 10/07/2026)	39,417	$719,360
		3,254,837

TOTAL PREFERRED STOCKS (Cost $12,709,820)		11,419,911

SHORT-TERM INVESTMENTS - 13.7%
Investments Purchased with Proceeds from Securities Lending - 13.3%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(b)	5,122,781	5,122,781

Money Market Funds - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(b)	161,206	161,206

TOTAL SHORT-TERM INVESTMENTS (Cost $5,283,987)		5,283,987

TOTAL INVESTMENTS - 112.4% (Cost $45,465,522)		$43,231,811
Liabilities in Excess of Other Assets - (12.4)%		(4,761,693)
TOTAL NET ASSETS - 100.0%		$38,470,118

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of August 31, 2026. The total market value of these securities was $5,008,280 which represented 13.0% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.